STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (2,396,905)	$ (1,728,248)	$ (3,864,589)	$ (3,254,134)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	141,529	137,395	280,725	187,721
Stock-based compensation	206,424	103,584	367,062	131,567
Change in fair value of derivatives	(3,679)	(168)	3,090	4,897
Accretion of debt discount	61,138	3,306	6,613	6,677
Issuance of common stock pursuant to license agreement			35,868	5,128
Changes in operating assets and liabilities:
Accounts receivable	125,000	28,689	(71,311)	(53,689)
Prepaid expenses and other assets	(165,773)	18,396	(59,061)	(62,873)
Accounts payable	204,599	(240,707)	(15,872)	295,630
Accrued expenses and other current liabilities	228,976	39,313	68,299	(53,383)
Deferred rent	(7,585)	(5,194)	(11,584)	63,952
Deferred revenue	(25,714)	(31,741)	(48,113)	73,827
Net cash used in operating activities	(1,631,990)	(1,675,375)	(3,308,873)	(2,654,680)
Investing activities
Purchases of property and equipment	(18,168)	(51,221)	(63,049)	(539,376)
Change in restricted cash			(31)	(26,177)
Net cash used in investing activities	(18,168)	(51,221)	(63,080)	(565,553)
Financing activities
Proceeds from issuance of convertible promisory note	750,000
Proceeds from issuance of common stock			63,354
Proceeds from exercise of common stock options				12,016
Payments on ST and LT debt	(358,000)	(358,000)	(716,000)
Proceeds from long-term debt				640,000
Net cash provided by financing activities	1,989,860	1,122,005	1,888,329	3,260,206
Net (decrease) increase in cash and cash equivalents	339,702	(604,591)	(1,483,624)	39,973
Cash and cash equivalents, beginning of period	263,910	1,747,534	1,747,534	1,707,561
Cash and cash equivalents, end of period	603,612	1,142,943	263,910	1,747,534
Cash paid for interest	$ 30,466	$ 55,654	$ 107,265	$ 94,840